Fair Value Measurements - Changes in Assets Classified as Level 3 in Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		$ 300	$ 300		$ 462
Total gains included in other comprehensive income (loss)		44 [1]	44	[2]	75	[2]
Net purchases, sales, issuances and settlements					(237)
Transfers out of Level 3	300	(344)	(344)
Balance at end of period					$ 300

[1]	Changes in estimated fair value of available-for-sale investments are recorded in accumulated other comprehensive income (loss), while realized gains and losses from sales are recorded in security gains (losses), net in the Consolidated Statements of Comprehensive Income.
[2]	Changes in estimated fair value of available-for-sale investments are recorded in accumulated other comprehensive income (loss) while gains and losses from sales are recorded in security gains (losses), net in the Consolidated Statements of Net Income.